Management Response and Remediation on Identified Material Weakness

Evaluation of Disclosure Controls and Procedures - The Registrant's disclosure controls and procedures are designed to ensure that information required to be disclosed in the reports that the Registrant files or submits under the Securities Exchange Act of 1934 (the “Exchange Act”) and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management (“Management”), including its principal executive officers and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. Management, including the principal executive officers and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of the Registrant’s shareholder report on Form N-CSR, Management carried out an evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the principal executive officers and principal financial officer concluded that the Registrant's disclosure controls and procedures were not effective due to a material weakness in the Registrant's internal control over financial reporting described below.

Material Weakness in Internal Control over Financial Reporting. Management identified a material weakness in the operating effectiveness of Management's review controls over cash and investment position reconciliations between third parties and the Registrant's accounting records and Management's review of journal entry postings. A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant's annual or interim financial statements will not be prevented or detected in a timely basis. Additionally, this material weakness could result in further misstatements that could result in a material misstatement to the annual or interim financial statements that would not be prevented or detected.

Remediation of Material Weakness in Internal Control over Financial Reporting. Management is implementing enhancements to the Registrant's controls to remediate the material weakness described above. Management will enhance the controls over the review of the annual and semi-annual financial statements prepared by the fund administrator. The material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and Management has concluded, through testing, that these controls are designed and operating effectively.